Long-Term Investments - Schedule of Long-term investments (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Schedule Of LongTermInvestments [Line Items]
Balance at December 31, 2020	¥ 1,000
Additons	959,855
Fair value change through earnings	591,506
Foreign currency translation	(3,185)
Balance at December 31, 2021	1,549,176
Debt Securities [Member]
Schedule Of LongTermInvestments [Line Items]
Balance at December 31, 2020	0
Additons	749,955
Fair value change through earnings	591,506
Foreign currency translation	(2,639)
Balance at December 31, 2021	1,338,822
Equity Securities [Member]
Schedule Of LongTermInvestments [Line Items]
Balance at December 31, 2020	1,000
Additons	209,900
Fair value change through earnings	0
Foreign currency translation	(546)
Balance at December 31, 2021	¥ 210,354